INTANGIBLE ASSETS (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Intangible assets disclosures
Intangible assets	¥ 14,903	¥ 14,494
Less: accumulated amortization	(1,180)	(744)
Net book value	13,723	13,750
Trademark
Intangible assets disclosures
Intangible assets not subject to amortization	11,613	11,613
Net book value - intangible assets not subject to amortization	11,613	11,613
Others
Intangible assets disclosures
Intangible assets not subject to amortization	163	180
Net book value - intangible assets not subject to amortization	¥ 163	180
Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Business Relationship
Intangible assets disclosures
Intangible assets to be amortized	¥ 1,858	1,800
Less: accumulated amortization	(671)	(420)
Net book value - intangible assets to be amortized	¥ 1,187	1,380
Business Relationship | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Business Relationship | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Technology
Intangible assets disclosures
Intangible assets to be amortized	¥ 751	713
Less: accumulated amortization	(353)	(229)
Net book value - intangible assets to be amortized	¥ 398	484
Technology | Minimum
Intangible assets disclosures
Intangible asset useful life	5 years
Technology | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years
Others
Intangible assets disclosures
Intangible assets to be amortized	¥ 518	188
Less: accumulated amortization	(156)	(95)
Net book value - intangible assets to be amortized	¥ 362	¥ 93
Others | Minimum
Intangible assets disclosures
Intangible asset useful life	3 years
Others | Maximum
Intangible assets disclosures
Intangible asset useful life	10 years